Accrued Interest and Other Accrued Liabilities	9 Months Ended
Sep. 30, 2023
Payables and Accruals [Abstract]
Accrued Interest and Other Accrued Liabilities

Note 9 - Accrued Interest and Other Accrued Liabilities

At September 30, 2023 and December 31, 2022, the Company had accrued interest on the convertible notes below of $229,261 and $110,905, respectively.

At September 30, 2023 and December 31, 2022, the Company had accrued liabilities totalling $89,245 and $255,714, respectively.